SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 2-57689) UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 84

and

REGISTRATION STATEMENT (811-02687) UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No. 88

VANGUARD MUNICIPAL BOND FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482

(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

It is proposed that this filing become effective on April 19, 2015, pursuant to Rule (b)(1)(iii) of Rule 485. This post-effective amendment is being made to extend the date of the effectiveness for a previously filed post-effective amendment (Post-Effective Amendment No. 81).

March 20, 2015

U.S. Securities & Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

RE:	Vanguard Municipal Bond Funds (the Trust)
File No. 2-57689

Commissioners:

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, we are submitting this filing for the sole purpose of extending the pending effective date of the 81st Post-Effective Amendment to the Trust’s Registration Statement. Post-Effective Amendment No. 81 was filed to: (1) add Vanguard Tax-Exempt Bond Index Fund, a new series of the Trust, which will be offered in an Investor Share Class, an Admiral Share Class and an ETF Share Class; and (2) request that the Amendment become effective 75 days after filing. The contents of Post-Effective Amendment No. 81, which we filed under Rule 485(a) on January 6, 2015, are hereby incorporated by reference into this letter.

Please contact me at (610) 669-1605 with any questions or comments that you have concerning this amendment or the requested effective date. Thank you.

Sincerely,

Brian P. Murphy
Senior Counsel
The Vanguard Group, Inc.

cc: Asen Parachkevov, Esquire
U.S. Securities & Exchange Commission

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 20th day of March, 2015.

VANGUARD MUNICIPAL BOND FUNDS
BY:___________/s/ F. William Mc Nabb III*_________

F. William McNabb III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/S/ F. WILLIAM MCNABB III*	Chairman and Chief Executive	March 20, 2015
Officer
F. William McNabb III
/S/ EMERSON U. FULLWOOD*	Trustee	March 20, 2015
Emerson U. Fullwood
/S/ RAJIV L. GUPTA*	Trustee	March 20, 2015
RAJIV L. GUPTA
/S/ AMY GUTMANN*	Trustee	March 20, 2015
Amy Gutmann
/S/ JOANN HEFFERNAN HEISEN*	Trustee	March 20, 2015
JoAnn Heffernan Heisen
/S/ F. JOSEPH LOUGHREY*	Trustee	March 20, 2015
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	March 20, 2015
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	March 20, 2015
Scott C. Malpass
/S/ ANDRÉ F. PEROLD*	Trustee	March 20, 2015
André F. Perold
/S/ PETER F. VOLANAKIS*	Trustee	March 20, 2015
Peter F. Volanakis
/S/ THOMAS J. HIGGINS*	Chief Financial Officer	March 20, 2015
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014, see file Number 2-17620, Incorporated by Reference.